VIA EDGAR

May 3, 2012

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A

The Variable Annuity Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 333-124398 and 811-03240

(Independence Plus Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2012 for The Variable Annuity Life Insurance Company Separate Account A Independence Plus Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 11 and Amendment No. 185 as filed electronically with the Securities and Exchange Commission on April 30, 2012.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3150.

Sincerely,

/s/ MARK MATTHES

Mark Matthes

Vice President and Associate General Counsel